Long Term Deposit and Prepayment - Schedule of Long Term Deposit and Prepayment (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Long Term Deposit and Prepayment [Abstract]
Rental deposit			$ 265,980
Prepayment of consulting fee	500,000	64,263
Total	$ 500,000	$ 64,263	$ 265,980